Business Segment Data - Reconciliation of Total Reportable Segment's Adjusted EBITDA to Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Reportable Segments' Adjusted EBITDA	$ 447,265	$ 291,285	$ 394,856	$ 287,589
Adjustment to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(104,928)	(41,994)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)
Income tax benefit (expense)	(14,398)	(1,432)	(1,619)	(107)
DD&A	(215,906)	(132,328)	(184,717)	(138,672)
Impairment of proved oil and natural gas properties	(67,181)	(21)	(6,600)	(28,871)
Accretion of AROs	(4,601)	(4,016)	(5,581)	(5,009)
Gains (losses) on commodity derivative instruments	(11,580)	29,556	29,294	34,905
Gain (loss) on sale of properties	(3,057)	86,218	85,621	9,761
Incentive unit compensation expense			(3,557)	(1,423)
Exploration costs	(1,465)	(2,265)	(2,356)	(9,800)
Amortization of investment premium				(194)
Net income (loss)	(964,922)	174,300	151,332	26,997
Reportable Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Reportable Segments' Adjusted EBITDA	466,177	310,839	420,088	311,439
Adjustment to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(104,928)	(41,994)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)
Income tax benefit (expense)	(14,398)	(1,432)	(1,619)	(107)
DD&A	(215,906)	(132,328)	(184,717)	(138,672)
Impairment of proved oil and natural gas properties	(67,181)	(21)	(6,600)	(28,871)
Accretion of AROs	(4,601)	(4,016)	(5,581)	(5,009)
Gains (losses) on commodity derivative instruments	(11,580)	29,556	29,294	34,905
Cash settlements paid (received) on commodity derivative instruments	19,929	(23,206)	(32,119)	(74,299)
Gain (loss) on sale of properties	(3,057)	86,218	85,621	9,761
Acquisition related costs	(5,480)	(5,073)	(8,313)	(4,538)
Incentive unit compensation expense	(976,264)	(21,391)	(46,837)	(10,933)
Non-cash compensation expense		(1,057)	(1,057)
Exploration costs	(1,465)	(2,265)	(2,356)	(9,800)
Provision for environmental remediation	(2,852)
Amortization of investment premium				(194)
Cash distributions from MEMP	(6,068)	(19,100)	(26,006)	(19,263)
Non-cash equity (income) loss from WHT & MRD Assets		(430)	784	(4,184)
Net income (loss)	$ (964,922)	$ 174,300	$ 151,332	$ 26,997